Fair Value - Summary of Financial Statement Items Re-measured at Fair Value on Nonrecurring Basis (Detail) - Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired in settlement of loans	$ 125,683	$ 173,662
MSRs at lower of amortized cost or fair value	173,765	145,187
Total Assets	299,448	318,849
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired in settlement of loans	0	0
MSRs at lower of amortized cost or fair value	0	0
Total Assets	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired in settlement of loans	0	0
MSRs at lower of amortized cost or fair value	0	0
Total Assets	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired in settlement of loans	125,683	173,662
MSRs at lower of amortized cost or fair value	173,765	145,187
Total Assets	$ 299,448	$ 318,849